Accrued liabilities	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued liabilities
Accrued liabilities

	December 31, 2017	December 31, 2016
Accrued interest payable	$714	$85
Payroll liabilities	8,828	7,733
Liabilities related to equipment leases	219	123
Current portion of deferred gain on sale-leaseback (note 16(a))	1,445	586
Dividends payable (note 17(d))	510	569
Income and other taxes payable	2,007	2,079
Liabilities related to tire disposal	156	—
	$13,879	$11,175